JPM SERIES TRUST

Supplement dated August 28, 1997 to the following Prospectuses:

JPM Pierpont Shares: Tax Aware U.S. Equity Fund dated 6/25/97, as supplemented
   7/30/97
JPM Pierpont Shares: Tax Aware Disciplined Equity Fund dated 6/25/97, as supplemented 7/30/97

Effective September 1, 1997, the redemption fee payable for each Fund will be reduced from 2% for shares held less than one year and 1% for shares held at least one year but less than five years to 1% for all shares held less than 5 years.

1. The information under the caption "Redemption Fees" in the EXPENSE TABLE on page 1 is replaced with the following:

                                     JPM Pierpont Shares:  JPM Pierpont Shares:
                                     Tax Aware U.S.        Tax Aware Disciplined
                                     Equity Fund           Equity Fund

Redemption Fees(2):
  Shares held less than 5 years .........1%                     1%
  Shares held 5 years or more............None                   None


2. Footnote 2 under the EXPENSE TABLE is replaced in its entirety with the following:

2 Redemption fees are retained by the Fund and are not paid to any other entity. Each Fund intends, whenever possible, to pay redemptions in excess of $250,000 in the Tax Aware U.S. Equity Fund and $500,000 in the Tax Aware Disciplined Equity Fund by an in-kind distribution of portfolio securities. There will be no redemption fee charged on in-kind distributions.

3. The caption "Assuming Redemption at the End of Each Period" in the expense EXAMPLE on page 2 is replaced in its entirety with the following:

                                JPM Pierpont Shares:       JPM Pierpont Shares:
                                Tax Aware U.S.             Tax Aware Disciplined
                                Equity Fund                Equity Fund

Assuming Redemption at
the End of Each Period

1 Year                           $ 19                       $16
3 Years                          $ 37                       $28
5 Years                          $ 47                       $31
10 Years                         $105                       $69



4. The last sentence in the second paragraph under the heading "REDEMPTION OF SHARES - METHOD OF REDEMPTION" is replaced with the following:


The cash proceeds of any redemption will be reduced by the 1% redemption fee for shares held less than five years.

5. The table in the first paragraph under the heading "REDEMPTION OF SHARES-REDEMPTION FEE" is replaced in its entirety with the following:

                                   Redemption Fee Rate as a Percentage of Gross
                                               Redemption Proceeds

YEAR SINCE PURCHASE
Shares held less than 5 years                                          1%
Shares held 5 years or more                                            None